Unaudited Condensed Consolidated Interim Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued (in Shares)	200	0	0
Preferred stock, shares outstanding (in Shares)	200	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	150,000,000	150,000,000	150,000,000
Common stock, shares issued (in Shares)	758,660	152,206
Common stock, shares outstanding (in Shares)	758,660	152,206
Accounts receivable, less allowance for credit losses		$ 27
Previously Reported
Common stock, shares issued (in Shares)		19,025,767	19,025,767
Common stock, shares outstanding (in Shares)		4,930,531